Invested Assets and Investment Income - Summary of Securitized Assets and Secured Borrowing Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	$ 5,023	$ 4,598
Platinum Canadian Mortgage Trust II [Member] | Less than 1 year [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	0
Platinum Canadian Mortgage Trust II [Member] | 1 to 3 years [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	1,209
Platinum Canadian Mortgage Trust II [Member] | 3 to 5 years [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	1,049
Platinum Canadian Mortgage Trust II [Member] | Over 5 years [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	$ 492